Pretax Net Actuarial Loss, Prior Service (Cost) and Transition Assets/(Obligation) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) - USD ($)
$ in Thousands
	May 31, 2017	May 31, 2016
Postretirement Benefits, U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ (299)	$ 94
Prior service credits	1,107	1,341
Total recognized in accumulated other comprehensive income not affecting retained earnings	808	1,435
Postretirement Benefits, Non-U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(7,354)	(5,986)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (7,354)	$ (5,986)